REGULATORY REQUIREMENTS (Details) $ in Thousands	Dec. 31, 2025 HKD ($)
Futu Securities
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	$ 14,631,527
Requirement	3,328,771
Excess	11,302,756
Futu Clearing Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	8,819,430
Requirement	875,676
Excess	7,943,754
Moomoo Financial Singapore Pte. Ltd
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	4,899,208
Requirement	733,732
Excess	4,165,476
Futu Malaysia Sdn. Bhd.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	491,619
Requirement	91,439
Excess	$ 400,180
Capital Adequacy ratio	0.012
Moomoo Financial Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	$ 423,592
Requirement	71,666
Excess	$ 351,926